SHARE-BASED COMPENSATION (Details 4) (USD $)	12 Months Ended
Dec. 31, 2014
Share-Based Compensation
Number of outstanding options	38,571,938
Weighted average remaining contractual term, options outstanding	2 years 7 months 10 days
Weighted average exercise price, options outstanding	$ 0.03
Number of exercisable options	36,687,191
Weighted average remaining contractual term, options exercisable	2 years 6 months 18 days
Weighted average exercise price, options exercisable	$ 0.02
Range of Exercise Prices $0.023
Share-Based Compensation
Exercise price	$ 0.023
Number of outstanding options	19,494,818
Weighted average remaining contractual term, options outstanding	2 years 6 months 7 days
Weighted average exercise price, options outstanding	$ 0.02
Number of exercisable options	19,494,818
Weighted average remaining contractual term, options exercisable	2 years 6 months 7 days
Weighted average exercise price, options exercisable	$ 0.02
Range of Exercise Prices $0.025
Share-Based Compensation
Exercise price	$ 0.025
Number of outstanding options	16,000,000
Weighted average remaining contractual term, options outstanding	2 years 6 months 7 days
Weighted average exercise price, options outstanding	$ 0.03
Number of exercisable options	16,000,000
Weighted average remaining contractual term, options exercisable	2 years 6 months 7 days
Weighted average exercise price, options exercisable	$ 0.03
Range of Exercise Prices $0.034
Share-Based Compensation
Exercise price	$ 0.034
Number of outstanding options	500,000
Weighted average remaining contractual term, options outstanding	2 years 8 months 1 day
Weighted average exercise price, options outstanding	$ 0.03
Number of exercisable options	333,333
Weighted average remaining contractual term, options exercisable	2 years 8 months 1 day
Weighted average exercise price, options exercisable	$ 0.03
Range of Exercise Prices $0.038
Share-Based Compensation
Exercise price	$ 0.038
Number of outstanding options	2,577,120
Weighted average remaining contractual term, options outstanding	3 years 10 months 10 days
Weighted average exercise price, options outstanding	$ 0.04
Number of exercisable options	859,040
Weighted average remaining contractual term, options exercisable	3 years 10 months 10 days
Weighted average exercise price, options exercisable	$ 0.04